M. Share-Based Compensation (Details-Assumptions) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expected term (years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	10.00%	7.50%	13.00%
Minimum
Expected volatility	52.00%
Risk-free interest rate	0.96%
Maximum
Expected volatility	70.00%
Risk-free interest rate	2.97%